Note 26 - Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 5,558,462	$ 4,822,024
Lease Brokerage [Member]
Revenues	1,178,805	1,157,484
Capital Markets [Member]
Revenues	885,020	765,297
Property Management [Member]
Revenues	545,523	537,626
Valuation and Advisory [Member]
Revenues	531,349	465,475
Engineering Products [Member]
Revenues	1,734,940	1,237,384
Investment Management [Member]
Revenues	495,597	488,979
Incentive Fees [Member]
Revenues	36,677	23,614
Other Revenue [Member]
Revenues	150,551	146,165
Operating Segments [Member]
Revenues	5,557,792	4,821,587
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	670	437
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Lease Brokerage [Member]
Revenues	0	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Capital Markets [Member]
Revenues	0	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Property Management [Member]
Revenues	0	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Valuation and Advisory [Member]
Revenues	0	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Engineering Products [Member]
Revenues	0	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Investment Management [Member]
Revenues	0	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Incentive Fees [Member]
Revenues	0	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Other Revenue [Member]
Revenues	670	437
Real Estate Services [Member] | Operating Segments [Member]
Revenues	3,290,578	3,071,610
Real Estate Services [Member] | Operating Segments [Member] | Lease Brokerage [Member]
Revenues	1,178,805	1,157,484
Real Estate Services [Member] | Operating Segments [Member] | Capital Markets [Member]
Revenues	885,020	765,297
Real Estate Services [Member] | Operating Segments [Member] | Property Management [Member]
Revenues	545,523	537,626
Real Estate Services [Member] | Operating Segments [Member] | Valuation and Advisory [Member]
Revenues	531,349	465,475
Real Estate Services [Member] | Operating Segments [Member] | Engineering Products [Member]
Revenues	0	0
Real Estate Services [Member] | Operating Segments [Member] | Investment Management [Member]
Revenues	0	0
Real Estate Services [Member] | Operating Segments [Member] | Incentive Fees [Member]
Revenues	0	0
Real Estate Services [Member] | Operating Segments [Member] | Other Revenue [Member]
Revenues	149,881	145,728
Engineering [Member] | Operating Segments [Member]
Revenues	1,734,940	1,237,384
Engineering [Member] | Operating Segments [Member] | Lease Brokerage [Member]
Revenues	0	0
Engineering [Member] | Operating Segments [Member] | Capital Markets [Member]
Revenues	0	0
Engineering [Member] | Operating Segments [Member] | Property Management [Member]
Revenues	0	0
Engineering [Member] | Operating Segments [Member] | Valuation and Advisory [Member]
Revenues	0	0
Engineering [Member] | Operating Segments [Member] | Engineering Products [Member]
Revenues	1,734,940	1,237,384
Engineering [Member] | Operating Segments [Member] | Investment Management [Member]
Revenues	0	0
Engineering [Member] | Operating Segments [Member] | Incentive Fees [Member]
Revenues	0	0
Engineering [Member] | Operating Segments [Member] | Other Revenue [Member]
Revenues	0	0
Investment Management [Member] | Operating Segments [Member]
Revenues	532,274	512,593
Investment Management [Member] | Operating Segments [Member] | Lease Brokerage [Member]
Revenues	0	0
Investment Management [Member] | Operating Segments [Member] | Capital Markets [Member]
Revenues	0	0
Investment Management [Member] | Operating Segments [Member] | Property Management [Member]
Revenues	0	0
Investment Management [Member] | Operating Segments [Member] | Valuation and Advisory [Member]
Revenues	0	0
Investment Management [Member] | Operating Segments [Member] | Engineering Products [Member]
Revenues	0	0
Investment Management [Member] | Operating Segments [Member] | Investment Management [Member]
Revenues	495,597	488,979
Investment Management [Member] | Operating Segments [Member] | Incentive Fees [Member]
Revenues	36,677	23,614
Investment Management [Member] | Operating Segments [Member] | Other Revenue [Member]
Revenues	$ 0	$ 0